Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
ASSETS:
Investment properties at cost	$ 5,260,411	$ 4,789,705
Less - accumulated depreciation	2,047,284	1,974,949
Investment properties at cost, net	3,213,127	2,814,756
Cash and cash equivalents	93,646	25,857
Tenant receivables and accrued revenue, net	61,626	61,121
Investment in unconsolidated entities, at equity	5,175	3,554
Deferred costs and other assets	113,740	97,370
Total assets	3,487,314	3,002,658
LIABILITIES:
Mortgage notes payable	1,506,427	918,614
Unsecured term loan	500,000
Revolving credit facility	340,750
Accounts payable, accrued expenses, intangibles, and deferred revenues	145,687	151,011
Cash distributions and losses in partnerships and joint ventures, at equity	15,194	41,313
Other liabilities	6,342	7,195
Total liabilities	2,514,400	1,118,133
Stockholders' Equity
Common stock, $0.0001 par value, 300,000,000 shares authorized, 155,162,657 issued and outstanding in 2014	16
Capital in excess of par value	719,833
Retained earnings	79,872
SPG Equity		1,565,169
Total stockholders' equity	799,721	1,560,989
Noncontrolling interests	173,193	319,356
Total equity	972,914	1,884,525
Total liabilities and equity	$ 3,487,314	$ 3,002,658